OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

								Group
	Amounts subject to enforceable netting arrangements						Assets not subject to enforceable netting arrangements[2]
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral[1]	Net amount		Balance sheet total[3]
2025	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	2,002	(1,058)	944	(436)	(374)	134	38	982
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	20,967	(3,289)	17,678	(1,167)	(16,511)	—	—	17,678
Loans and advances to customers and banks[4]	4,128	(588)	3,540	—	(169)	3,371	203,580	207,120
	27,097	(4,935)	22,162	(1,603)	(17,054)	3,505	203,618	225,780
Liabilities
Derivative financial liabilities	1,755	(1,058)	697	(436)	(182)	79	14	711
Repurchase, securities lending & similar agreements:
- Amortised cost	12,318	(3,289)	9,029	(1,167)	(7,862)	—	—	9,029
Deposits by customers and banks[4]	588	(588)	—	—	—	—	199,068	199,068
	14,661	(4,935)	9,726	(1,603)	(8,044)	79	199,082	208,808

2024
Assets
Derivative financial assets	2,859	(1,643)	1,216	(421)	(725)	70	48	1,264
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	16,175	(5,837)	10,338	(63)	(10,275)	—	—	10,338
Loans and advances to customers and banks[4]	5,604	(635)	4,969	—	(183)	4,786	199,061	204,030
	24,638	(8,115)	16,523	(484)	(11,183)	4,856	199,109	215,632
Liabilities
Derivative financial liabilities	2,340	(1,643)	697	(421)	(129)	147	20	717
Repurchase, securities lending & similar agreements:
- Amortised cost	14,454	(5,837)	8,617	(63)	(8,554)	—	—	8,617
Deposits by customers and banks[4]	635	(635)	—	—	—	—	199,812	199,812
	17,429	(8,115)	9,314	(484)	(8,683)	147	199,832	209,146
1Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
2This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
3The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
4The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.